Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Feb. 28, 2021
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	Shorter of the lease term or expected useful life
Minimum | Electronic Equipment
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum | Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum | Motor Vehicles
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum | Electronic Equipment
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Motor Vehicles
Property Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years